Note 16 - Voyage Expenses and Vessel Operating Expenses (Details) - Vessels' Operating Expenses - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Vessels' Operating Expenses [Abstract]
Crew wages and related costs	$ 31,391,419	$ 26,378,730	$ 22,138,595
Insurance	2,415,028	2,028,142	1,667,915
Repairs and maintenance	5,091,916	5,194,476	4,243,133
Spares and consumable stores	7,978,592	7,120,974	5,757,455
Miscellaneous expenses	3,777,670	4,713,014	2,716,455
Total	$ 50,654,625	$ 45,435,336	$ 36,523,553